Property and Equipment, Net	12 Months Ended
Mar. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

12.    PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	As of March 31,
	2023	2024	2024
	HK$	HK$	US$
Furniture and fixture	575,696	575,696	73,563
Office equipment	431,891	564,685	72,156
Leasehold improvement	6,165,000	6,549,903	836,952
Total	7,172,587	7,690,284	982,671
Less: accumulated depreciation	(782,263)	(3,173,740)	(405,543)
Property and equipment, net	6,390,324	4,516,544	577,128

Depreciation expenses recognized for the years ended March 31, 2022, 2023 and 2024 were HK$33,720, HK$696,482 and HK$2,391,477 (US$305,585), respectively.